Leases - Summary of Operating Lease Rentals (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Operating lease rentals	€ 533	€ 513
Continuing operations [member]
Statement [line items]
Operating lease rentals	533	513
Hire of plant and machinery [member] | Continuing operations [member]
Statement [line items]
Operating lease rentals	308	279
Land and buildings [member] | Continuing operations [member]
Statement [line items]
Operating lease rentals	174	188
Other operating lease [member] | Continuing operations [member]
Statement [line items]
Operating lease rentals	€ 51	€ 46